Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 20	$ 20	$ 27	$ 23
Total lease cost	$ 20	$ 20	$ 27	$ 23